31 Net Operating Revenue (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net operating revenue [line items]
Gross revenues	R$ 25,939,794
PIS/Pasep and Cofins	(1,227,978)
ICMS (VAT)	(4,216,720)
Sectorial charges	(1,857,343)	R$ (2,161,811)	R$ (2,457,562)
Service tax (ISSQN)	(4,504)
Net operating revenues	18,633,249
Restated [Member]
Disclosure of net operating revenue [line items]
Gross revenues		24,691,379	23,190,729
PIS/Pasep and Cofins		(2,243,383)	(2,094,148)
ICMS (VAT)		(4,518,791)	(4,085,153)
Sectorial charges		(2,161,811)	(2,457,562)
Service tax (ISSQN)		(3,333)	(3,402)
Net operating revenues		15,869,245	14,550,464
Electricity sales to final customers [member]
Disclosure of net operating revenue [line items]
Gross revenues	9,524,897
PIS/Pasep and Cofins	(737,647)
ICMS (VAT)	(1,960,998)
Sectorial charges	(173,428)
Service tax (ISSQN)
Net operating revenues	6,652,824
Electricity sales to final customers [member] | Restated [Member]
Disclosure of net operating revenue [line items]
Gross revenues		10,481,794	10,104,045
Net operating revenues		6,426,016	5,548,584
Electricity sales to distributors [member]
Disclosure of net operating revenue [line items]
Gross revenues	4,330,982
PIS/Pasep and Cofins	(467,817)
ICMS (VAT)	(21,637)
Sectorial charges	(61,698)
Service tax (ISSQN)
Net operating revenues	3,779,830
Electricity sales to distributors [member] | Restated [Member]
Disclosure of net operating revenue [line items]
Gross revenues		3,301,336	3,136,244
Net operating revenues		2,865,866	2,765,916
Use of the main distribution and transmission grid [member]
Disclosure of net operating revenue [line items]
Gross revenues	8,780,612
PIS/Pasep and Cofins	(667,419)
ICMS (VAT)	(2,118,380)
Sectorial charges	(1,622,217)
Service tax (ISSQN)
Net operating revenues	4,372,596
Use of the main distribution and transmission grid [member] | Restated [Member]
Disclosure of net operating revenue [line items]
Gross revenues		8,270,996	6,867,274
Net operating revenues		4,138,771	3,469,060
Construction income [member]
Disclosure of net operating revenue [line items]
Gross revenues	1,414,067
PIS/Pasep and Cofins
ICMS (VAT)
Sectorial charges
Service tax (ISSQN)
Net operating revenues	1,414,067
Construction income [member] | Restated [Member]
Disclosure of net operating revenue [line items]
Gross revenues		1,132,884	1,097,313
Net operating revenues		1,132,884	1,097,313
Fair value of assets from the indemnity for the concession [member]
Disclosure of net operating revenue [line items]
Gross revenues	57,341
PIS/Pasep and Cofins
ICMS (VAT)
Sectorial charges
Service tax (ISSQN)
Net operating revenues	57,341
Fair value of assets from the indemnity for the concession [member] | Restated [Member]
Disclosure of net operating revenue [line items]
Gross revenues		36,646	47,499
Net operating revenues		36,646	47,499
Distribution of piped gas [member]
Disclosure of net operating revenue [line items]
Gross revenues	679,304
PIS/Pasep and Cofins	(60,774)
ICMS (VAT)	(115,640)
Sectorial charges
Service tax (ISSQN)	(235)
Net operating revenues	502,655
Distribution of piped gas [member] | Restated [Member]
Disclosure of net operating revenue [line items]
Gross revenues		1,003,790	753,222
Net operating revenues		843,183	557,186
Sectorial financial assets and liabilities result [member]
Disclosure of net operating revenue [line items]
Gross revenues	746,052
PIS/Pasep and Cofins	(69,113)
ICMS (VAT)
Sectorial charges
Service tax (ISSQN)
Net operating revenues	676,939
Sectorial financial assets and liabilities result [member] | Restated [Member]
Disclosure of net operating revenue [line items]
Gross revenues		25,057	985,344
Net operating revenues		18,631	893,688
Other operating revenue [member]
Disclosure of net operating revenue [line items]
Gross revenues	406,539
PIS/Pasep and Cofins	(35,771)
ICMS (VAT)	(65)
Sectorial charges
Service tax (ISSQN)	(4,269)
Net operating revenues	366,434
Other operating revenue [member] | Restated [Member]
Disclosure of net operating revenue [line items]
Gross revenues		438,876	199,788
Net operating revenues		407,248	171,218
Recovery of pis/pasep and cofins on ICMS [member]
Disclosure of net operating revenue [line items]
Gross revenues
PIS/Pasep and Cofins	810,563
ICMS (VAT)
Sectorial charges
Service tax (ISSQN)
Net operating revenues	R$ 810,563
Recovery of pis/pasep and cofins on ICMS [member] | Restated [Member]
Disclosure of net operating revenue [line items]
Net operating revenues